Note 11 - Taxation - Deferred Tax (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Deferred tax assets	$ 5,136	$ 4,668	$ 2,495
Deferred tax liabilities	(2,232)	(1,234)	(411)
Net deferred tax asset	$ 2,904	$ 3,434	$ 2,084